Post-Employment Obligation - Additional Information (Detail) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Mar. 28, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Obligation for past actuarial deficits relating to pension fund		R$ 652	R$ 721
Obligation for past actuarial deficits amortization description		Will be amortized until June of 2024, through monthly installments calculated by the system of constant installments (known as the 'Price' table), and adjusted by the IPCA (Expanded National Customer Price) inflation index (published by the Brazilian Geography and Statistics Institute - IBGE) plus 6% per year
Obligation rate for actuarial assumption		6.00%
Percentage insured reduction of post-employment obligations			20.00%
Changes in reduction of post-employment obligations			R$ 619
Reduction of post-employment obligations period			5-year
Costs of post-employment obligations		R$ 68	R$ 65	R$ 103
Financial costs and monetary updating expence		68	65	103
Entering into significant commitments or contingent liabilities [member]
Disclosure of defined benefit plans [line items]
deficit found in Plan	R$ 178
Monthly installments	167 monthly installments
Forluz pension [member]
Disclosure of defined benefit plans [line items]
Retirement benefits plan		R$ 378	283
Remuneratory interest		6.00%
Pension Funds [member]
Disclosure of defined benefit plans [line items]
Expected employer contributions		R$ 184
Defined contribution plan [member]
Disclosure of defined benefit plans [line items]
Expected employer contributions		82
Post Employment Benefit Obligations [member]
Disclosure of defined benefit plans [line items]
Costs of post-employment obligations		R$ 337	R$ 391	R$ 345